Financial Risk Management - Optimum capital structure to reduce cost of capital (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Borrowing	$ 1,095,218	$ 1,158,071	$ 1,333,237
Less: Cash and cash equivalents	(592,759)	(439,847)
Net debt	502,459	718,224
Equity	$ 1,660,748	$ 1,517,960	$ 803,909	$ 862,369
Net debt to equity ratio	30.00%	47.00%